Statements of Changes in Net Assets Available for Benefits - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Contributions:
Employer contributions	$ 317,566,000	$ 323,888,000
Employee deferral contributions	112,656,000	112,987,000
Rollover contributions	74,698,000	82,397,000
Total contributions	504,920,000	519,272,000
Investment income:
Net appreciation in fair value of investments	674,589,000	484,630,000
Dividend and interest income	38,462,000	79,228,000
Net investment income	713,051,000	563,858,000
Interest income on notes receivable from participants	4,838,000	3,896,000
Other additions	879,000	0
Total additions, net	1,223,688,000	1,087,026,000
DEDUCTIONS:
Benefits paid to participants	640,826,000	435,495,000
Administrative expenses	1,669,000	834,000
Other deductions	380,000	0
Total deductions	642,875,000	436,329,000
NET INCREASE IN NET ASSETS BEFORE TRANSFERS	580,813,000	650,697,000
Transfer in from Direct Line 401(k) Plan	6,735,000	0
NET INCREASE IN NET ASSETS AFTER TRANSFERS	587,548,000	650,697,000
Net assets available for benefits at beginning of year	4,342,909,000	3,692,212,000
Net assets available for benefits at end of year	$ 4,930,457,000	$ 4,342,909,000